Recoverable Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Recoverable Taxes [Abstract]
Summary of recoverable taxes

	2022	2021
Income tax recoverable	5,259	2,643
Other recoverable taxes	413	509
Recoverable Taxes	5,672	3,152